DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Sep. 30, 2024
DISCONTINUED OPERATIONS
Schedule of Gain from disposition
For the six months ended September 30, 2024
Consideration	$1,281

Cash and cash equivalents	88,536
Accounts receivable, net	11,502
Prepaid expenses and other current assets	845,224
Property, plant and equipment, net	2,311
Other assets	9,881
Other payables and accrued liabilities	(1,008,094)
Income tax payable	(12)

Net assets of discontinued business	(50,652)
Non-controlling interest of discontinued business	$-
Less: net assets of discontinued business contributable to the Company	(50,652)
Foreign exchange gain	(80)
Gain on disposal of discontinued business	$51,853

Schedule of Assets and Liabilities for Discontinued Operations
March 31, 2024
Current assets for discontinued operations
Cash and cash equivalents	$602,463
Accounts receivable, net	11,360
Prepaid expenses and other current assets	394,458
Total	$1,008,281

Non-current assets for discontinued operations
Property, plant and equipment, net	$12,596
Total	$12,596

Current liabilities for discontinued operations
Other payables and accrued liabilities	$114,306
Total	$114,306

Schedule of Operating Results from Discontinued Operations
	For the six months ended September 30,
	2024	2023
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$-	$26,143,599
Cost of revenues	-	(24,888,977)
Selling and marketing	(907,552)	(9,991,178)
General and administrative	(29,850)	(2,186,336)
Research and development	-	(190,581)
Other expense that are not major	(75)	(3,030,060)
Loss from discontinued operations, before income tax	(937,477)	(14,143,533)
Income tax expense	-	95,564
Loss from discontinued operations, net of income tax	(937,477)	(14,047,969)
Gain on deconsolidation of the subsidiary, net of income tax	51,853	23,473,558
Net gain (loss) from discontinued operations, net of income tax	(885,624)	9,425,589